Summary of Significant Accounting Policies - Schedule of Depreciation and Expected Useful Lives of Equipment (Details)	Dec. 31, 2024
Office Equipment and Furniture [Member]
Schedule of Depreciation and Expected Useful Lives of Equipment [Line Items]
Useful life	5 years
Transportation Vehicles [Member]
Schedule of Depreciation and Expected Useful Lives of Equipment [Line Items]
Useful life	5 years
Mechanical Equipment [Member]
Schedule of Depreciation and Expected Useful Lives of Equipment [Line Items]
Useful life	10 years
Buildings [Member]
Schedule of Depreciation and Expected Useful Lives of Equipment [Line Items]
Useful life	20 years